INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense

The components of income tax expense from our wholly-owned operations and investments and our controlling interest in joint ventures with Carrier are as follows:

Years Ended December 31,	2012	2011	2010
U.S. Federal	$50,919	$50,197	$44,845
State	6,245	6,338	5,515
Foreign	5,478	315	—

	$62,642	$56,850	$50,360

Current	$55,918	$48,540	$37,635
Deferred	6,724	8,310	12,725

	$62,642	$56,850	$50,360

Reconciliation of Effective Income Tax Rate

Following is a reconciliation of the effective income tax rate:

Years Ended December 31,	2012	2011	2010
U.S. federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit and other	2.5	3.1	3.0
Tax effects on foreign income	(0.8)	(0.1)	—

Effective income tax rate attributable to Watsco, Inc.	36.7	38.0	38.0
Taxes attributable to noncontrolling interest	(8.3)	(8.8)	(6.9)

Effective income tax rate	28.4%	29.2%	31.1%

Significant Components of Current and Long-Term Deferred Tax Assets and Liabilities

The following is a summary of the significant components of our current and long-term deferred tax assets and liabilities:

December 31,	2012	2011

Current deferred tax assets:
Capitalized inventory costs and inventory reserves	$2,386	$2,966
Allowance for doubtful accounts	1,084	1,634
Other current deferred tax assets	1,215	979
Self-insurance reserves	1,039	769

Total current deferred tax assets (1)	5,724	6,348

Long-term deferred tax assets:
Share-based compensation	13,911	11,688
Other long-term deferred tax assets	797	1,021
Net operating loss carryforwards	609	648

	15,317	13,357
Valuation allowance	(391)	(423)

Total long-term deferred tax assets (2)	14,926	12,934

Long-term deferred tax liabilities:
Deductible goodwill	(66,636)	(46,057)
Depreciation	(3,100)	(2,500)
Other long-term deferred tax liabilities	(1,358)	(1,141)

Total long-term deferred tax liabilities (2)	(71,094)	(49,698)

Net deferred tax liabilities	$(50,444)	$(30,416)

(1)	Current deferred tax assets have been included in the consolidated balance sheets in other current assets.
(2)	Long-term deferred tax assets and liabilities have been included in the consolidated balance sheets in deferred income taxes and other liabilities.

Change in Gross Unrecognized Tax Benefits

The change in gross unrecognized tax benefits during 2012 and 2011 is as follows:

Gross balance at January 1, 2011	$1,889
Additions based on tax positions related to the current year	542
Reductions due to lapse of applicable statute of limitations	(7)

Gross balance at December 31, 2011	2,424
Additions based on tax positions related to the current year	416
Reductions due to lapse of applicable statute of limitations	(366)

Gross balance at December 31, 2012	$2,474